Exploration and Evaluation Assets - Lanxess Property Project (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2024
Exploration and Evaluation Assets
Impairment expense	$ 19,700,000	$ 26,500,000	$ 0
Lanxess Property Project
Exploration and Evaluation Assets
Impairment expense		$ 26,500,000